SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of useful lives of long-lived assets
Years
Computers, software, patents and electronic equipment	3-5
Office furniture and equipment	10-14
internal use software development costs	3-6
Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

Schedule of black-scholes stock option assumptions used at the grant dates
	Year ended December 31,
	2024	2023	2022

Risk-free interest rate	4.03%-4.77%	3.48%-4.49%	1.89%-4.3%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5-7	5-7	5-7
Expected volatility	58%	57%-65%	49%-57%

Schedule of black-scholes ESPP assumptions used at the grant dates
	Year ended December 31,
	2024	2023	2022

Risk-free interest rate	4.34%-5.12%	4.92%-5.24%	0.46%-2.87%
Expected dividend yield	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Expected volatility	48%-50%	54%-80%	97%-98%